UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

MassMutual Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/11

___________________

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

Corporate Restricted Securities - 98.88%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 93.93%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$1,251,924	*	$1,233,026	$1,290,969
13% Senior Subordinated Note due 2016	$1,413,461	11/10/09	1,291,278	1,453,395
Common Stock (B)	323,077 shs.	11/10/09	323,077	178,726
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	89,363
* 11/10/09 and 11/18/09.			2,967,372	3,012,453

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,613,754	11/21/07	2,579,684	2,613,754
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	331,850
			2,804,479	2,945,604
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$850,946	12/31/08	769,612	859,455
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	530,305
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	477,276
			1,036,383	1,867,036
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,046,968	2,364,546
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	544,395
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	366,886
* 10/09/09 and 10/27/10.			2,726,011	3,275,827

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	661,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$2,282,704	12/27/07	$2,262,308	$2,282,704
Preferred Stock (B)	1,031 shs.	12/27/07	510,000	979,076
Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	49,866
			2,813,108	3,311,646
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$1,220,625	03/09/07	1,212,658	1,250,759
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,179,724	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	435,375
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	109,658
			2,766,409	3,055,792
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,068,478	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	103,081
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	73,313
			1,291,154	1,316,711
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,116,240	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	585,833
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	259,555
Common Class B Unit (B)	30,420 uts.	01/22/04	1	185,710
Common Class D Unit (B)	6,980 uts.	09/12/06	1	42,612
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			3,591,168	4,261,205

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,912,500	04/28/09	1,693,853	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	405,079
Common Stock (B)	1,366 shs.	04/28/09	1,366	180,540
			2,001,726	2,498,119

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,990,935	05/18/05	$1,823,261	$1,194,561
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,194,561
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$750,857	09/30/10	734,470	763,727
13% Senior Subordinated Note due 2017	$853,714	09/30/10	769,597	862,251
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	79,674
Limited Liability Company Unit Class B OID (B)	70,765 uts.	09/30/10	70,765	60,906
			1,667,403	1,766,558
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,935,453	07/27/10	1,852,194	1,974,162
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	149,731
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	25,968
			2,248,218	2,544,361
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,216,973	2,209,597
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	60,529
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	21,273
			2,577,482	2,291,399

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$516,224	08/07/08	$510,522	$516,224
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	702,257	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	63,982
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	50,308
			1,343,724	1,381,386
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,171,687
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$2,400,000	12/02/08	2,276,571	2,424,000
Preferred Stock (B)	277 shs.	12/02/08	276,900	320,070
			2,553,471	2,744,070
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,160,201	01/19/11	2,039,267	2,218,355
Common Stock (B)	1,125 shs.	01/19/11	112,500	106,875
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	9
			2,239,517	2,325,239
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,128,052	1,226,429
Common Stock (B)	607 shs.	10/10/08	60,714	22,300
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	34,308
			1,279,837	1,283,037

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,092,322
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	-
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	-
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	-
			1,627,594	1,092,322
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,713,398
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	897,592
Common Stock (B)	718 shs.	07/05/07	7	-
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	2,610,990

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$2,610,613	08/04/05	2,610,613	2,610,613
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	556,921
			2,747,779	3,167,534
Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,131,091	2,250,174
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,580,917	2,250,174
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,944,619	2,179,781
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	201,077
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	146,914
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,558,167	2,527,772

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range apital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$923,913	10/30/06	$893,034	$923,913
Limited Partnership Interest (B)	1.82% int.	10/30/06	702,174	1,666,506
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	50 shs.	10/30/06	49,830	79,386
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	34 shs.	10/30/06	34,000	145,957
			1,679,038	2,815,762
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$405,000	11/01/06	402,728	410,931
13% Senior Subordinated Note due 2014	$855,000	11/01/06	804,441	855,000
Common Stock (B)	180,000 shs.	11/01/06	180,000	83,825
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	26,318
			1,465,329	1,376,074
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,391,673	01/08/08	2,361,118	2,391,673
Common Stock (B)	660 shs.	01/08/08	329,990	225,222
			2,691,108	2,616,895
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	105,510

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,517,784	2,777,187
Common Stock (B)	150 shs.	02/01/10	150,000	127,900
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	304,955
			2,989,084	3,210,042

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$2,310,102	10/06/08	$2,281,346	$2,356,304
Preferred Stock Series A (B)	441 shs.	12/30/10	44,100	41,895
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	521,181
Common Stock (B)	3,069 shs.	10/06/08	3,069	-
			2,762,589	2,919,380
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,577,021	09/27/10	2,531,226	2,628,561
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	489,842
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	25,235
			3,043,422	3,143,638
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,642,035	12/15/10	2,573,704	2,721,296
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	375,000
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	495
			3,017,929	3,096,791
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,047,582	12/20/10	2,930,904	3,172,657
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	94
			3,026,960	3,172,751
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	872,466
14% Senior Subordinated Note due 2014 (D)	$555,059	04/13/06	509,089	-
			1,417,428	872,466
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,816,530	3,090,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	6
			2,957,405	3,090,006

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	$1,772,199	$-
16% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$685,100	10/15/09	512,231	342,550
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	342,550

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$2,043,269	*	1,972,046	2,043,269
Common Stock (B)	63 shs.	*	62,742	107,608
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	342,170
* 06/30/04 and 08/19/04.			2,234,289	2,493,047

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,673,225	08/19/08	2,543,611	2,633,516
Common Stock (B)	474 shs.	08/19/08	474,419	32,867
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	8,495
			3,131,803	2,674,878
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	390,485

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$2,550,000	07/07/09	$2,340,821	$1,912,500
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,527,505	1,912,500
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,156,916	2,352,832
Preferred Stock A (B)	495 shs.	12/20/10	495,000	247,500
Preferred Stock B (B)	0.17 shs.	12/20/10	-	-
Common Stock (B)	100 shs.	12/20/10	5,000	2,500
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			2,973,847	2,602,832
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	220,673 shs.	10/15/07	135,084	277,096

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated PIK Note due 2017	$4,348,777	04/12/11	3,998,129	4,348,777
Common Stock (B)	134,210 shs.	05/25/06	134,210	56,602
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	34,733
			4,203,873	4,440,112
K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,661,584	12/10/10	2,612,560	2,689,380
Common Stock (B)	698,478 shs.	12/10/10	698,478	663,554
			3,311,038	3,352,934

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$2,459,088	07/16/08	$2,308,473	$2,459,088
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	3,470
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	751
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	998
			2,927,886	2,647,717
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	2,530,336
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	434,767
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	2,965,103
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated PIK Note due 2018	$2,722,302	08/15/11	2,668,695	2,779,221
Common Stock (B)	283 shs.	08/15/11	283,019	268,869
			2,951,714	3,048,090
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$1,251,844	09/12/08	1,183,512	1,175,832
Common Stock (B)	61 shs.	09/12/08	60,714	31,449
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	33,967
			1,309,797	1,241,248

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$975,000	05/04/07	$944,740	$975,000
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	403,585
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	56,498
* 05/04/07 and 01/02/08.			1,302,235	1,435,083

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$2,647,059	01/15/10	2,352,793	2,647,059
15% Senior Subordinated Note due 2018	$657,124	10/05/10	645,724	657,124
Common Stock (B)	106 shs.	10/05/10	106,200	293,175
Common Stock Class B (B)	353 shs.	01/15/10	352,941	974,323
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	862,271
			3,741,396	5,433,952
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,320,000	09/20/11	1,293,670	1,337,574
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	171,000
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	12
			1,473,670	1,508,586
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,062,632	3,419,536
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,161,031
Common Stock (B)	487 shs.	03/01/11	48,677	135,788
Common Stock (B)	458 shs.	09/07/10	45,845	127,702
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	86,436
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	322,880
* 09/07/10 and 03/01/11.			3,720,391	5,253,373

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,175,319	08/29/08	$1,082,729	$1,184,156
Preferred Unit (B)	126 uts.	08/29/08	125,519	157,138
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	34,744
Common Unit Class B (B)	472 uts.	08/29/08	120,064	12,928
			1,329,580	1,388,966
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$2,161,017	09/24/08	2,027,778	2,161,017
Preferred Stock (B)	107 shs.	09/24/08	103,255	135,675
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	536,896
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	66,754
			2,553,284	2,900,342
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul (“MRO”) services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the OEMs.
14% Senior Subordinated Note due 2018	$1,103,774	09/22/11	1,081,750	1,113,598
Limited Liability Company Unit Series B (B)	396,226 uts.	09/22/11	396,226	376,415
			1,477,976	1,490,013
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	1,611,368
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	1,611,368

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$2,353,846	07/21/08	2,271,805	2,353,846
Preferred Stock (B)	263 shs.	07/21/08	261,830	332,012
Common Stock (B)	18 shs.	07/21/08	20,000	147,743
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	10 shs.	07/21/08	11,285	82,079
			2,564,920	2,915,680

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated PIK Note due 2015 (D)	$1,556,056	06/28/11	$1,034,632	$-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	637,500
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	637,500
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,759,275	11/30/10	2,710,726	2,842,054
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	267,187
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	255
			2,710,726	3,109,496
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$2,125,000	08/02/07	1,978,913	2,125,000
Common Stock (B)	425,000 shs.	08/02/07	425,000	1,090,125
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	119,360 shs.	08/02/07	194,257	306,159
			2,598,170	3,521,284
NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$1,817,160	02/02/07	1,642,680	908,580
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	61,993
* 12/18/08 and 09/30/09.			3,064,363	970,573

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	$796,863	$598,439

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,323,421	1,465,423
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	49,138
Limited Liability Company Unit Series B - OID (B)	104,792 uts.	11/05/10	104,792	1,048
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	1,565
			1,479,937	1,517,174
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,370,632	2,845,835
Limited Partnership Interest (B)	3,287 uts.	*	328,679	165,837
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	248,250
* 07/09/09 and 08/09/10.			3,191,327	3,259,922

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,447,590	2,721,037
Common Stock (B)	377 shs.	*	377,399	358,530
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	2
*02/02/11 and 06/30/11.			2,983,950	3,079,569

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	1,000 shs.	01/28/02	961,637	1,398,090
Common Stock (B)	312,500 shs.	01/28/02	312,500	362,646
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	282,253
			1,436,182	2,042,989

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,227,229	$1,349,856
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	93,644
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	52,656
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,487,699	1,496,156
OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	322,307 shs.	01/03/06	322,307	465,848
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	75,378 shs.	01/03/06	62,824	108,948
			385,131	574,796
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,344,944
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	227,074
			742,916	1,572,018
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$2,978,217	12/21/10	2,906,436	3,014,518
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	538,600
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,272,654	3,553,118
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,742,238	12/20/10	2,692,698	2,812,713
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	302,299
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	3,053
			3,014,127	3,118,065

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$1,353,001	04/27/07	$1,332,017	$811,801
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,958
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,474,938	891,759
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$1,593,750	12/19/00	1,589,434	1,593,750
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	118,888
			1,855,059	1,712,638
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,591,948	06/03/10	1,571,648	1,607,867
3% Senior Subordinated PIK Note due 2014 (D)	$2,283,699	10/02/06	2,040,324	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	212,218
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	21,926
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,317,881
			4,247,258	5,443,591
Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$2,372,093	02/11/08	2,226,837	2,372,093
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	122,183
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	240,800
			2,572,154	2,735,076

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or	Acquisition
	Ownership Percentage	Date	Cost	Fair Value

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,623,149	11/12/09	$2,406,822	$2,701,843
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	185,855
			2,610,766	2,887,698
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	370,666
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	395,315
			731,885	765,981
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$2,522,067	12/15/06	2,414,276	2,516,147
14.5% Senior Subordinated PIK Note due 2014	$201,617	12/31/10	193,244	199,790
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	134,593
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	63,472
			3,021,813	2,914,002
R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$2,550,000	01/18/08	2,496,031	2,550,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	01/18/08	31,089	249,411
			2,527,120	2,799,411
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$531,250	11/14/03	531,250	531,250
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	25,662
			654,196	556,912
Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$1,538,793	09/10/04	1,513,172	1,538,793
Preferred Stock Series A (B)	66 shs.	05/28/10	66,185	86,861
Common Stock (B)	612 shs.	*	642,937	1,539,034
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	134 shs.	09/10/04	113,578	336,022
* 09/10/04 and 10/05/07.			2,335,872	3,500,710

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,765,385	01/15/09	$1,560,231	$441,346
Common Stock (B)	131 shs.	01/15/09	130,769	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	282 shs.	01/15/09	281,604	-
			1,972,604	441,346
Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,091,926	2,221,703
Limited Liability Company Unit (B)	619 uts.	*	631,592	482,711
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	122,287
* 08/31/07 and 03/06/08.			2,888,287	2,826,701

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,628,779	11/12/10	2,486,972	2,627,682
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	306,370
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	142,167
Common Stock (B)	19,737 shs.	11/12/10	19,737	18,750
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	54
			2,984,272	3,095,023
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,912,500	12/15/09	1,682,396	1,434,375
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	-
			1,909,505	1,434,375
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$2,333,981	10/23/08	2,224,746	2,357,321
Common Stock (B)	30,000 shs.	10/23/08	300,000	296,046
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	109,083
			2,625,396	2,762,450

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$1,492,683	08/01/06	$1,447,293	$1,492,683
Common Stock (B)	311 shs.	08/01/06	310,976	345,102
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	114,934
			1,851,562	1,952,719

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated PIK Note due 2018	$2,789,187	07/01/11	2,735,192	2,833,617
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	216,728
			2,963,329	3,050,345
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$2,932,234	12/14/10	2,774,035	2,890,532
Common Stock (B)	115 shs.	12/14/10	114,504	57,250
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	1
			3,000,286	2,947,783
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$2,648,972	09/02/08	2,515,467	2,648,972
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	70,397
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,640,683	2,719,369
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	214,909

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016 (D)	$3,176,506	*	$2,805,250	$-
Common Stock (B)	270 shs.	09/02/09	10,994	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	7,906 shs.	*	327,437	-
* 05/20/09 and 09/02/09.			3,143,681	-

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	581,055
6.75% Term Note due 2012 (C)	$27	07/08/11	27	25
6.9% Term Note due 2012 (C)	$1,358,942	05/31/11	1,358,942	1,223,047
Common Stock Class B	55 shs.	*	6,254	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	*	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.			2,757,472	1,804,127

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$2,455,561	10/26/07	2,147,354	-
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	-
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$1,773,006	10/31/07	1,659,788	1,800,823
Common Stock (B)	209 shs.	10/31/07	208,589	52,726
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	23,806
			1,955,984	1,877,355

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	$2,693,185	$2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	548,819
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	386,786
			3,692,017	3,647,605
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$2,309,541	*	2,091,334	2,194,064
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	-
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,293,260	2,194,064

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	237,500
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	-
			318,059	237,500
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$1,854,592	02/08/08	1,830,423	1,854,592
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	675,012
			2,717,379	2,529,604
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$893,998	04/30/04	878,965	893,997
Common Stock (B)	182 shs.	04/30/04	182,200	96,586
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	122,148
			1,272,901	1,112,731

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$778,235	05/17/07	$775,311	$743,656
13% Senior Subordinated Note due 2014	$648,530	05/17/07	614,086	609,819
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,640,500	1,353,475
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$186,869	10/29/09	183,904	184,734
5% Senior Subordinated PIK Note due 2011 (D)	$850,000	06/30/07	741,532	846,322
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	320,328
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,670,223	1,351,384

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,671,134	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	10,764
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	5,374
			1,948,877	1,565,263
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	2,760,144	3,045,000
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	160,790
Common Stock (B)	1,058 shs.	06/08/10	1,058	80,629
			2,972,126	3,286,419
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,199,224	2,455,068
Common Stock (B)	616 shs.	12/16/10	616,438	585,618
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	2
			2,963,665	3,040,688

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	$1,136,081	$617,900
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	617,900

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$2,996,751	09/08/08	2,915,542	2,996,751
Common Stock (B)	283 shs.	09/08/08	283,333	535,744
			3,198,875	3,532,495
Total Private Placement Investments (E)			$250,571,601	$236,361,195

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 4.95%:

Bonds - 4.91%
AE Escrow Corporation	9.750%	03/15/20	$750,000	$750,000	$720,000
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	142,500
Arch Coal, Inc.	7.250	06/15/21	105,000	105,000	101,062
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	248,125
Calpine Corporation	7.500	02/15/21	750,000	772,003	716,250
Cemex Finance LLC	9.500	12/14/16	375,000	389,587	271,875
CIT Group, Inc.	7.000	05/04/15	1,000,000	1,013,069	992,500
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,803	56,700
Community Choice Financial, Inc.	1.000	05/01/19	505,000	515,857	489,850
First Data Corporation	7.375	06/15/19	850,000	853,402	754,375
FMG Resources	7.000	11/01/15	750,000	779,604	697,500
Georgia Gulf Corporation	9.000	01/15/17	190,000	194,283	191,900
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	347,400
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,049,306	937,500
Huntington Ingalls Indus	7.125	03/15/21	750,000	781,625	695,625
International Automotive Component	9.125	06/01/18	375,000	375,000	350,625
Mylan, Inc.	6.000	11/15/18	750,000	758,770	729,375
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,500
Packaging Dynamics Corporation of America	10.000	05/01/16	1,050,000	1,050,000	1,029,000
Pinafore LLC	9.000	10/01/18	297,000	297,000	304,425
Pittsburgh Glass Works, LLC	8.500	04/15/16	70,000	70,000	64,400
Reynolds Group Escrow, LLC	7.750	10/15/16	750,000	798,272	751,875
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,392	338,400
Seagate HDD Cayman	7.000	11/01/21	400,000	400,000	368,000
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,671	64,487
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,917	778,800
Visteon Corporation	6.750	04/15/19	200,000	200,000	180,000
Total Bonds				13,321,561	12,362,049
Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	-	-
Total Convertible Preferred Stock				-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

			Market
Corporate Restricted Securities: (A) (Continued)	Shares	Cost	Value

Preferred Stock - 0.04%
Ally Financial	143	$45,009	$95,761
TherOX, Inc. (B)	103	-	-
Total Preferred Stock		45,009	95,761

Common Stock - 0.00%
Touchstone Health Partnership (B)	1,168	-	-
Total Common Stock		-	-

Total Rule 144A Securities		13,366,570	12,457,810

Total Corporate Restricted Securities		$263,938,171	$248,819,005

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 8.34%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 8.23%
Affinia Group, Inc.	9.000%	11/30/14	$50,000	$48,982	$48,250
Alere, Inc.	9.000	05/15/16	700,000	745,809	668,500
Alliant Techsystems, Inc.	6.750	04/01/16	750,000	773,080	751,875
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	632,992	705,000
Ball Corporation	5.750	05/15/21	750,000	740,938	729,375
B E Aerospace, Inc.	6.875	10/01/20	850,000	871,611	886,125
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	477,718	462,500
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	771,640	750,000
Chaparral Energy, Inc.	8.875	02/01/17	1,000,000	994,720	970,000
Chemtura Corporation	7.875	09/01/18	500,000	531,364	490,000
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,476	62,550
Cooper-Standard Automotive	8.500	05/01/18	750,000	802,517	765,000
Crosstex Energy L.P.	8.875	02/15/18	225,000	220,993	230,625
Easton-Bell Sports, Inc.	9.750	12/01/16	320,000	327,227	334,400
Energy Future Holdings	10.000	01/15/20	400,000	402,912	388,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	102,750
Evertec, Inc.	11.000	10/01/18	585,000	604,686	608,400
Fidelity National Information	7.625	07/15/17	100,000	100,000	104,000
Fidelity National Information	7.875	07/15/20	125,000	125,000	130,000
Headwaters, Inc.	7.625	04/01/19	850,000	850,239	650,250
Health Management Association	6.125	04/15/16	750,000	775,607	736,875
Hertz Corporation	6.750	04/15/19	750,000	738,046	680,625
Inergy, L.P.	7.000	10/01/18	200,000	200,000	188,000
Landry’s Restaurants, Inc.	11.625	12/01/15	165,000	175,136	165,825
Libbey Glass, Inc.	10.000	02/15/15	113,000	117,219	118,368
LIN Television Corporation	8.375	05/15/13	190,000	192,367	191,900
Mediacom Broadband LLC	8.500	10/15/15	750,000	769,464	746,250
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	77,437
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,060	172,813
NRG Energy, Inc.	8.500	06/15/19	750,000	775,542	723,750
Omnicare, Inc.	7.750	06/01/20	75,000	75,000	76,500
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	306,388	297,750
Precision Drilling Corporation	6.625	11/15/20	750,000	775,147	731,250
Pregis Corporation	12.375	10/15/13	1,000,000	993,548	910,000
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,003,771	1,047,375
Quiksilver, Inc.	6.875	04/15/15	315,000	296,693	280,350
RailAmerica, Inc.	9.250	07/01/17	240,000	232,261	259,800
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,488	133,125
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,029,768	860,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Public Securities - (A) (Continued)	Rate	Date	Amount	Cost	Value

Tekni-Plex, Inc.	8.750%	11/15/13	$579,000	$581,207	$499,387
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	802,653	735,000
Trimas Corporation	9.750	02/01/15	75,000	73,730	78,375
Tutor Perini Corporation	7.625	11/01/18	700,000	721,469	598,500
United Rentals, Inc.	10.875	06/15/16	125,000	122,217	135,000
Venoco, Inc.	8.875	02/15/19	500,000	510,021	430,000
Total Bonds				21,824,706	20,711,855

Common Stock - 0.11%
Bally Total Fitness Holding Corporation (B)			29	2	10
Chase Packaging Corporation (B)			9,541	-	487
Intrepid Potash, Inc. (B)			365	11,680	9,078
Nortek, Inc. (B)			175	1	3,763
Rue21, Inc. (B)			650	12,350	14,748
Supreme Industries, Inc. (B)			125,116	267,319	257,739
Total Common Stock				291,352	285,825

Total Corporate Public Securities				$22,116,058	$20,997,680

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 2.83%
Detroit Edison Company	0.300%	10/03/11	$2,110,000	$2,109,965	$2,109,965
Glencore Funding LLC	0.500	10/03/11	4,000,000	3,999,889	3,999,889
Harris Corporation	0.320	10/06/11	1,000,000	999,955	999,955
Total Short-Term Securities				$7,109,809	$7,109,809

Total Investments	110.05%			$293,164,038	$276,926,494
Other Assets	3.09				7,761,405
Liabilities	(13.14)				(33,052,728)
Total Net Assets	100.00%				$251,635,171

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2011, the value of these securities amounted to $236,361,195 or 93.93% of net assets.
^ Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 4.19%		BROADCASTING & ENTERTAINMENT - 0.39%
A E Company, Inc.	$3,012,453	LIN Television Corporation	$191,900
Alliant Techsystems, Inc.	751,875	Nexstar Broadcasting Group, Inc.	172,813
B E Aerospace, Inc.	886,125	Sundance Investco LLC	-
MEREX Holding Corporation	1,490,013	Telecorps Holdings, Inc.	-
Visioneering, Inc.	1,353,475	Workplace Media Holding Company	617,900
Whitcraft Holdings, Inc.	3,040,688		982,613
	10,534,629	BUILDINGS & REAL ESTATE - 2.68%
AUTOMOBILE - 4.97%		K W P I Holdings Corporation	2,965,103
American Axle & Manufacturing Holding, Inc.	705,000	Sunrise Windows Holding Company	2,947,783
Audatex North America, Inc.	248,125	TruStile Doors, Inc.	237,500
Cooper-Standard Automotive	765,000	Tutor Perini Corporation	598,500
F H Equity LLC	3,172,751		6,748,886
International Automotive Component	350,625	CHEMICAL, PLASTICS & RUBBER - 1.07%
J A C Holding Enterprises, Inc.	2,602,832	Capital Specialty Plastics, Inc.	1,171,687
Jason Partners Holdings LLC	48,185	Nicoat Acquisitions LLC	1,517,174
Nyloncraft, Inc.	2,042,989		2,688,861
Ontario Drive & Gear Ltd.	1,572,018	CONSUMER PRODUCTS - 9.79%
Pittsburgh Glass Works, LLC	64,400	Aero Holdings, Inc.	3,055,792
Qualis Automotive LLC	765,981	Bravo Sports Holding Corporation	2,291,399
Visteon Corporation	180,000	Custom Engineered Wheels, Inc.	2,527,772
	12,517,906	Easton-Bell Sports, Inc.	334,400
BEVERAGE, DRUG & FOOD - 6.58%		K N B Holdings Corporation	4,440,112
Eatem Holding Company	3,210,042	Manhattan Beachwear Holding Company	5,433,952
F F C Holding Corporation	3,143,638	R A J Manufacturing Holdings LLC	2,914,002
Golden County Foods Holding, Inc.	-	Tranzonic Companies (The)	3,647,605
Hospitality Mints Holding Company	2,674,878		24,645,034
Landry’s Restaurants, Inc.	165,825
Michael Foods, Inc.	77,437
Snacks Parent Corporation	3,095,023
Spartan Foods Holding Company	1,434,375
Specialty Commodities, Inc.	2,762,450
	16,563,668

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 5.66%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.02%
Ball Corporation	$729,375	A S C Group, Inc.	$3,275,827
Berry Plastics Corporation	462,500	A W X Holdings Corporation	661,500
Chase Packaging Corporation	487	Advanced Technologies Holdings	3,311,646
Flutes, Inc.	872,466	Affinia Group, Inc.	48,250
P K C Holding Corporation	3,553,118	Apex Analytix Holding Corporation	2,498,119
P P T Holdings LLC	3,118,065	Associated Diversified Services	1,766,558
Packaging Dynamics Corporation of America	1,029,000	Clough, Harbour and Associates	2,744,070
Paradigm Packaging, Inc.	1,712,638	Crane Rental Corporation	2,250,174
Pregis Corporation	910,000	Insurance Claims Management, Inc.	390,485
Tekni-Plex, Inc.	499,387	Mail Communications Group, Inc.	1,435,083
Vitex Packaging Group, Inc.	1,351,384	Nesco Holdings Corporation	3,521,284
	14,238,420	Nexeo Solutions LLC	39,500
DISTRIBUTION - 1.71%		Northwest Mailing Services, Inc.	3,259,922
Duncan Systems, Inc.	1,376,074	Pearlman Enterprises, Inc.	-
F C X Holdings Corporation	2,919,380		25,202,418
	4,295,454	ELECTRONICS - 1.45%
DIVERSIFIED/CONGLOMERATE,		Barcodes Group, Inc.	2,544,361
MANUFACTURING - 15.63%		Connecticut Electric, Inc.	1,092,322
A H C Holding Company, Inc.	2,945,604		3,636,683
Arrow Tru-Line Holdings, Inc.	1,194,561	FINANCIAL SERVICES - 1.15%
C D N T, Inc.	1,381,386	Ally Financial	95,761
F G I Equity LLC	3,096,791	Cemex Finance LLC	271,875
G C Holdings	3,090,006	CIT Group, Inc.	992,500
K P H I Holdings, Inc.	3,352,934	Community Choice Financial, Inc.	489,850
K P I Holdings, Inc.	2,647,717	Pinafore LLC	304,425
LPC Holding Company	3,048,090	Reynolds Group Escrow, LLC	751,875
MEGTEC Holdings, Inc.	2,900,342		2,906,286
Milwaukee Gear Company	2,915,680	HEALTHCARE, EDUCATION & CHILDCARE - 7.08%
Nortek, Inc.	3,763	Alere, Inc.	668,500
O E C Holding Corporation	1,496,156	American Hospice Management Holding LLC	4,261,205
Postle Aluminum Company LLC	5,443,591	CHG Alternative Education Holding Company	2,325,239
Trimas Corporation	78,375	Marshall Physicians Services LLC	1,508,586
Truck Bodies & Equipment International	2,194,064	Strata/WLA Holding Corporation	3,050,345
Xaloy Superior Holdings, Inc.	3,532,495	Synteract Holdings Corporation	2,719,369
	39,321,555	Touchstone Health Partnership	-
		Wheaton Holding Corporation	3,286,419
			17,819,663

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HOME & OFFICE FURNISHINGS, HOUSEWARES &		MEDICAL DEVICES/BIOTECH - 5.77%
DURABLE CONSUMER PRODUCTS - 6.55%		Chemtura Corporation	$490,000
Connor Sport Court International, Inc.	$2,610,990	Coeur, Inc.	1,283,037
H M Holding Company	342,550	E X C Acquisition Corporation	105,510
Home Décor Holding Company	2,493,047	Evertec, Inc.	608,400
K H O F Holdings, Inc.	277,096	HCA Holdings, Inc.	937,500
Libbey Glass, Inc.	118,368	Health Management Association	736,875
Monessen Holding Corporation	637,500	MedSystems Holdings LLC	1,388,966
Quiksilver, Inc.	280,350	MicroGroup, Inc.	1,611,368
Royal Baths Manufacturing Company	556,912	Mylan, Inc.	729,375
Spectrum Brands, Inc.	133,125	NT Holding Company	3,079,569
Stanton Carpet Holding Company	1,952,719	OakRiver Technology, Inc.	574,796
Transpac Holding Company	1,877,355	Omnicare, Inc.	76,500
U M A Enterprises, Inc.	2,529,604	Precision Wire Holding Company	2,887,698
U-Line Corporation	1,112,731	TherOX, Inc.	-
Wellborn Forest Holding Company	1,565,263		14,509,594
	16,487,610	MINING, STEEL, IRON & NON-PRECIOUS METALS - 1.95%
LEISURE, AMUSEMENT & ENTERTAINMENT- 1.39%		FMG Resources	697,500
Bally Total Fitness Holding Corporation	10	Glencore Funding LLC	3,999,889
Savage Sports Holding, Inc.	3,500,710	T H I Acquisition, Inc.	214,909
	3,500,720		4,912,298
MACHINERY - 7.96%		NATURAL RESOURCES - 1.41%
A S A P Industries LLC	1,867,036	Arch Coal, Inc.	243,562
Davis-Standard LLC	2,815,762	Detroit Edison Company	2,109,965
E S P Holdco, Inc.	2,616,895	Georgia Gulf Corporation	191,900
M V I Holding, Inc.	1,241,248	Headwaters, Inc.	650,250
Motion Controls Holdings	3,109,496	Intrepid Potash, Inc.	9,078
NetShape Technologies, Inc.	970,573	SandRidge Energy, Inc.	338,400
Pacific Consolidated Holdings LLC	891,759		3,543,155
Power Services Holding Company	2,735,076
R E I Delaware Holding, Inc.	2,799,411
Supreme Industries, Inc.	257,739
Thermadyne Holdings Corporation	735,000
	20,039,995

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 3.90%		TRANSPORTATION - 1.00%
Coffeyville Resources LLC	$56,700	AE Escrow Corporation	$720,000
Chaparral Energy, Inc.	970,000	Hertz Corporation	680,625
Energy Transfer Equity LP	102,750	Huntington Ingalls Indus	695,625
Goodrich Petroleum Corporation	347,400	NABCO, Inc.	156,250
International Offshore Services LLC	1,912,500	RailAmerica, Inc.	259,800
MBWS Ultimate Holdco, Inc.	5,253,373		2,512,300
Precision Drilling Corporation	731,250	UTILITIES - 0.89%
Venoco, Inc.	430,000	Calpine Corporation	716,250
	9,803,973	Crosstex Energy L.P.	230,625
PHARMACEUTICALS - 1.59%		Energy Future Holdings	388,000
CorePharma LLC	3,167,534	Inergy, L.P.	188,000
Valeant Pharmaceuticals International	843,287	NRG Energy, Inc.	723,750
	4,010,821		2,246,625
PUBLISHING/PRINTING - 0.65%		WASTE MANAGEMENT/POLLUTION - 0.74%
Newark Group, Inc.	598,439	Clean Harbors, Inc.	62,550
Quebecor Media, Inc.	1,047,375	Terra Renewal LLC	1,804,127
	1,645,814	Torrent Group Holdings, Inc.	-
RETAIL STORES - 0.18%			1,866,677
Pinnacle Foods Finance LLC	297,750	Total Investments - 110.05%
Rue21, Inc.	14,748		$276,926,494
United Rentals, Inc.	135,000
	447,498
TECHNOLOGY - 1.84%
Fidelity National Information	234,000
First Data Corporation	754,375
Seagate HDD Cayman	368,000
Sencore Holding Company	441,346
Smart Source Holdings LLC	2,826,701
	4,624,422
TELECOMMUNICATIONS - 1.86%
All Current Holding Company	1,316,711
CCO Holdings Capital Corporation	750,000
Harris Corporation	999,955
Mediacom Broadband LLC	746,250
Sprint Nextel Corporation	860,000
	4,672,916

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2011. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2011 is $16,237,544 and consists of $27,591,624 appreciation and $43,829,168 depreciation.

FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1  - quoted  prices  in  active  markets  for  identical securities

Level 2  - other  significant  observable  inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant  unobservable  inputs  (including  the Trust’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2011:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$202,762,044	$-	$12,362,049	$190,399,995
Common Stock - U.S.	21,184,577	-	-	21,184,577
Preferred Stock	12,062,648	-	95,761	11,966,887
Partnerships and LLCs	12,809,736	-	-	12,809,736
Public Securities
Corporate Bonds	20,711,855	-	20,711,855	-
Common Stock - U.S.	285,825	285,815	-	10
Short-term Securities	7,109,809	-	7,109,809	-

Total	$276,926,494	$285,815	$40,279,474	$236,361,205

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

								Unrealized
								gains & losses
	Beginning	Accrued	Total gains or losses			Transfers in and/or	Ending	in net income from
	balance at	discounts/	realized/			out of	balance at	assets
Assets:	12/31/2010	premiums	unrealized	Purchases	Sales	Level 3	09/30/2011	still held

Restricted Securities
Corporate Bonds	$190,859,745	$1,095,475	$(6,118,362)	$26,782,198	$(22,219,061)	$-	$190,399,995	$(6,499,910)
Common Stock - U.S.	14,856,116	-	6,204,425	1,407,068	(1,283,032)	-	21,184,577	5,853,769
Preferred Stock	9,311,982	-	1,805,110	869,437	(19,642)	-	11,966,887	1,785,468
Partnerships and LLCs	8,555,269	-	3,970,369	769,119	(485,021)	-	12,809,736	3,787,115
Public Securities
Common Stock	-	-	10	-		-	10	10
	$223,583,112	$1,095,475	$5,861,552	$29,827,822	$(24,006,756)	$-	$236,361,205	$4,926,452

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 29, 2011

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2011

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.